Bonus Programs	12 Months Ended
Dec. 31, 2018
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Bonus Programs

Note 17. Bonus Programs

17.1 Quantitative and qualitative objectives

The bonus program for executives is based on complying with certain goals established annually by management, which include quantitative and qualitative objectives, and special projects.

The quantitative objectives represent approximately 50% of the bonus and are based on the Economic Value Added (“EVA”) methodology. The objective established for the executives at each entity is based on a combination of the EVA generated per entity and the EVA generated by the Company, calculated at approximately 70% and 30%, respectively. The qualitative objectives and special projects represent the remaining 50% of the annual bonus and are based on the critical success factors established at the beginning of the year for each executive.

The bonus amount is determined based on each eligible participant’s level of responsibility and based on the EVA generated by the applicable business unit the employee works for. This formula is established by considering the level of responsibility within the organization, the employees’ evaluation and competitive compensation in the market. The bonus is paid to the eligible employee on an annual basis and after withholding applicable taxes.

17.2 Share-based payment bonus plan

The Company has implemented a stock incentive plan for the benefit of its senior executives. As discussed above, this plan uses as its main evaluation metric the EVA. Under the EVA stock incentive plan, eligible employees are entitled to receive a special annual bonus (fixed amount), to be paid in shares of FEMSA or Coca-Cola FEMSA, as applicable or stock options (the plan considers providing stock options to employees; however, since inception only shares of FEMSA or Coca-Cola FEMSA have been granted).

The plan is managed by FEMSA’s chief executive officer (“CEO”), with the support of the board of directors, together with the CEO of the respective sub-holding company. FEMSA’s Board of Directors is responsible for approving the plan’s structure, and the annual amount of the bonus. Each year, FEMSA’s CEO in conjunction with the Evaluation and Compensation Committee of the board of directors and the CEO of the respective sub-holding company determine the employees eligible to participate in the plan and the bonus formula to determine the number of shares to be received. Until 2015 the shares were vested ratably over a six-year period, beginning with January 1, 2016 onwards they were ratably vest over a four-year period, with retrospective effects, on existing grants recognized in 2016. FEMSA accounts for its share-based payment bonus plan as an equity-settled share-based payment transaction as it will ultimately settle its obligations with its employees by issuing its own shares or those of its subsidiary Coca-Cola FEMSA.

The Company contributes the individual employee’s special bonus (after taxes) in cash to the Administrative Trust (which is controlled and consolidated by FEMSA), who then uses the funds to purchase FEMSA or Coca-Cola FEMSA shares (as instructed by the Administrative Trust’s Technical Committee), which are then allocated to such employee. The Administrative Trust tracks the individual employees’ account balance. FEMSA created the Administrative Trust with the objective of conducting the purchase of FEMSA and Coca-Cola FEMSA shares by each of its subsidiaries with eligible executives participating in the stock incentive plan. The Administrative Trust’s objectives are to acquire FEMSA shares or shares of Coca-Cola FEMSA and to manage the shares granted to the individual employees based on instructions set forth by the Technical Committee. Once the shares are acquired following the Technical Committee’s instructions, the Administrative Trust assigns to each participant their respective rights. As the trust is controlled and therefore consolidated by FEMSA, shares purchased in the market and held within the Administrative Trust are presented as treasury stock (as it relates to FEMSA’s shares) or as a reduction of the noncontrolling interest (as it relates to Coca-Cola FEMSA’s shares) in the consolidated statement of changes in equity, on the line issuance (purchase) of shares associated with share-based payment plans. Should an employee leave prior to their shares vesting, they would lose the rights to such shares, which would then remain within the Administrative Trust and be able to be reallocated to other eligible employees as determined by the Company. The incentive plan target is expressed in months of salary, and the final amount payable is computed based on a percentage of compliance with the goals established every year. For the years ended December 31, 2018, 2017 and 2016, the compensation expense recorded in the consolidated income statement amounted to Ps. 401, Ps. 351 and Ps. 468, respectively.

All shares held in the Administrative Trust are considered outstanding for diluted earnings per share purposes and dividends on shares held by the trust are charged to retained earnings.

As of December 31, 2018 and 2017, the number of shares held by the trust associated with the Company’s share-based payment plans are as follows:

	Number of Shares
	FEMSA UBD		KOFL
	2018	2017	2018	2017
Beginning balance	2,945,209	3,625,171	935,899	1,068,327

Shares acquired by the administrative trust to employees	913,846	1,311,599	262,909	344,770

Shares released from administrative trust to employees upon vesting	(1,580,595)	(1,991,561)	(501,582)	(477,198)

Forfeitures	—	—	—	—

Ending balance	2,278,460	2,945,209	697,226	935,899

The fair value of the shares held by the trust as of the end of December 31, 2018 and 2017 was Ps. 468 and Ps. 673, respectively, based on quoted market prices of those dates.